SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

During the period April 1, 2025 through June 5, 2025 the Company issued 3,539 shares for $46,007 on a crowdfunding platform.

The Company also issued 92,673 shares with a fair value of $1,204,749 in exchange for legal services related to the initial public offering. This cost will be charged against the gross proceeds of the offering as a reduction of additional paid-in capital.

On April 15, 2025, warrants to purchase 47,370 shares of common stock were exercised for proceeds of $225,008.

On May 13, 2025, warrants to purchase 10,950 shares of common stock were exercised for proceeds of $52,013.

On May 13, 2025, the Company’s S-1 Registration Statement was declared effective, registering 29,978,212 shares of our common stock representing one hundred percent (100%) of the company’s currently issued and outstanding common stock.

On May 14, 2025, the Company filed a resale registration statement pursuant to a securities purchase agreement with an investor, registering 8,125,779 shares of common stock.

On May 15, 2025, the Company’s common stock began trading on the Nasdaq Global Market under the ticker “ARAI”.

On May 15, 2025, the Company closed a financing agreement with an investor. Per the terms of the agreement, the investor transferred $4,000,000 as the initial pre-paid advance. The Company issued 2,937,500 pre-delivery shares at par value, for proceeds of $587, and 62,500 shares with a fair value of $812,500 to the investor.